FOREIGN CURRENCY TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Foreign exchange rates [abstract]
FOREIGN CURRENCY TRANSACTIONS	FOREIGN CURRENCY TRANSACTIONS
Foreign currency transactions are recorded at the exchange rate prevailing at the transaction dates. Monetary assets and liabilities designated in foreign currency are determined based on the exchange rate in effect at the end of the reporting period, and any differences resulting from currency translation are recorded under “Foreign currency exchange, net” in the statement of operations.
The exchange rates in Brazilian reais are as follows:

	Final exchange rates
Description	June 30, 2026	December 31, 2025	Variation %

U.S. dollar	5.1766	5.5024	(5.9%)
Euro	5.9106	6.4692	(8.6%)

	Average exchange rates
	Three-month periods ended			Six-month periods ended
Description	June 30, 2026	June 30, 2025	Variation %	June 30, 2026	June 30, 2025	Variation %
U.S. dollar	5.0494	5.6661	(10.9)%	5.1543	5.7591	(10.5)%
Euro	5.8703	6.4236	(8.6)%	6.0107	6.2922	(4.5)%